Consolidated Statements of Financial Condition (USD $)	Dec. 31, 2014	Dec. 31, 2013
Equity in brokers' trading accounts:
Securities owned, at fair value (cost $12,393,731 and $0, respectively)	$ 12,395,634	$ 0
Cash	15,838,709	54,216,191
Unrealized gain (loss) on open contracts, net	11,368,245	25,510,118
Total equity in brokers' trading accounts	39,602,588	79,726,309
Cash and cash equivalents	160,802,456	147,776,512
Securities owned, at fair value (cost $111,958,454 and $241,686,422, respectively)	112,187,759	242,024,612
Interest receivable, net	31,132	20,055
Total assets	312,623,935	469,547,488
Liabilities
Brokerage commission payable	1,679,754	2,719,686
Accrued incentive fees	5,188,240	1,167,218
Organization and offering costs payable	74,324	113,427
Accrued operating expenses	64,150	97,632
Pending limited partner additions	115,000	161,400
Redemptions payable to limited partners	6,973,279	17,916,116
Total liabilities	14,094,747	22,175,479
Partners' Capital (Net Asset Value)
Total partners' capital (net asset value)	298,529,188	447,372,009
Total liabilities and partners' capital (net asset value)	312,623,935	469,547,488
Class A
Equity in brokers' trading accounts:
Securities owned, at fair value (cost $12,393,731 and $0, respectively)	644,040
Cash	822,931	2,587,830
Unrealized gain (loss) on open contracts, net	590,662	1,217,639
Total equity in brokers' trading accounts	2,057,633	3,805,469
Cash and cash equivalents	8,354,809	7,053,622
Securities owned, at fair value (cost $111,958,454 and $241,686,422, respectively)	5,828,936	11,552,242
Interest receivable, net	1,618	957
Total assets	16,242,996	22,412,290
Partners' Capital (Net Asset Value)
General Partner	383,435	893,603
Limited Partners	15,127,238	20,460,216
Class B
Equity in brokers' trading accounts:
Securities owned, at fair value (cost $12,393,731 and $0, respectively)	6,723,466
Cash	8,591,010	26,441,772
Unrealized gain (loss) on open contracts, net	6,166,206	12,441,538
Total equity in brokers' trading accounts	21,480,682	38,883,310
Cash and cash equivalents	87,220,211	72,072,065
Securities owned, at fair value (cost $111,958,454 and $241,686,422, respectively)	60,851,309	118,037,795
Interest receivable, net	16,886	9,781
Total assets	169,569,088	229,002,951
Partners' Capital (Net Asset Value)
Limited Partners	161,924,013	218,187,750
Legacy 1 Class
Equity in brokers' trading accounts:
Securities owned, at fair value (cost $12,393,731 and $0, respectively)	109,800
Cash	140,299	452,540
Unrealized gain (loss) on open contracts, net	100,700	212,934
Total equity in brokers' trading accounts	350,799	665,474
Cash and cash equivalents	1,424,385	1,233,483
Securities owned, at fair value (cost $111,958,454 and $241,686,422, respectively)	993,756	2,020,167
Interest receivable, net	276	167
Total assets	2,769,216	3,919,291
Partners' Capital (Net Asset Value)
General Partner	958,529	882,283
Limited Partners	1,685,836	2,851,909
Legacy 2 Class
Equity in brokers' trading accounts:
Securities owned, at fair value (cost $12,393,731 and $0, respectively)	37,735
Cash	48,217	629,886
Unrealized gain (loss) on open contracts, net	34,611	296,379
Total equity in brokers' trading accounts	120,563	926,265
Cash and cash equivalents	489,524	1,716,875
Securities owned, at fair value (cost $111,958,454 and $241,686,422, respectively)	341,528	2,811,853
Interest receivable, net	95	233
Total assets	951,710	5,455,226
Partners' Capital (Net Asset Value)
General Partner	242,148	847,762
Limited Partners	666,651	4,349,828
Global 1 Class
Equity in brokers' trading accounts:
Securities owned, at fair value (cost $12,393,731 and $0, respectively)	401,170
Cash	512,601	1,144,983
Unrealized gain (loss) on open contracts, net	367,918	538,745
Total equity in brokers' trading accounts	1,281,689	1,683,728
Cash and cash equivalents	5,204,179	3,120,870
Securities owned, at fair value (cost $111,958,454 and $241,686,422, respectively)	3,630,823	5,111,281
Interest receivable, net	1,008	424
Total assets	10,117,699	9,916,303
Partners' Capital (Net Asset Value)
General Partner	1,253,774	1,146,701
Limited Partners	8,407,766	8,301,280
Global 2 Class
Equity in brokers' trading accounts:
Securities owned, at fair value (cost $12,393,731 and $0, respectively)	243,537
Cash	311,183	1,983,670
Unrealized gain (loss) on open contracts, net	223,353	933,368
Total equity in brokers' trading accounts	778,073	2,917,038
Cash and cash equivalents	3,159,285	5,406,867
Securities owned, at fair value (cost $111,958,454 and $241,686,422, respectively)	2,204,153	8,855,230
Interest receivable, net	612	734
Total assets	6,142,123	17,179,869
Partners' Capital (Net Asset Value)
General Partner	1,194,874	1,626,069
Limited Partners	4,670,326	14,742,440
Global 3 Class
Equity in brokers' trading accounts:
Securities owned, at fair value (cost $12,393,731 and $0, respectively)	4,235,886
Cash	5,412,468	20,975,510
Unrealized gain (loss) on open contracts, net	3,884,795	9,869,515
Total equity in brokers' trading accounts	13,533,149	30,845,025
Cash and cash equivalents	54,950,063	57,172,730
Securities owned, at fair value (cost $111,958,454 and $241,686,422, respectively)	38,337,254	93,636,044
Interest receivable, net	10,637	7,759
Total assets	106,831,103	181,661,558
Partners' Capital (Net Asset Value)
Limited Partners	$ 102,014,598	$ 173,082,168